Acquisitions - Schedule of Total Consideration Transferred for Each Acquisition (Details) $ in Thousands	12 Months Ended
	Mar. 31, 2008 USD ($)
Schedule of Total Consideration Transferred for Each Acquisition [Line Items]
Equity	$ 23,064
Purchase consideration payable to dissenting shareholders	48,213	[1]
Settlement of preexisting relationship		[2]
Total estimated consideration	71,277
Handa [Member]
Schedule of Total Consideration Transferred for Each Acquisition [Line Items]
Equity	2,026
Purchase consideration payable to dissenting shareholders	4,798	[1]
Settlement of preexisting relationship		[2]
Total estimated consideration	6,824
KMMI [Member]
Schedule of Total Consideration Transferred for Each Acquisition [Line Items]
Equity	12,106
Purchase consideration payable to dissenting shareholders	27,920	[1]
Settlement of preexisting relationship		[2]
Total estimated consideration	40,026
NSW [Member]
Schedule of Total Consideration Transferred for Each Acquisition [Line Items]
Equity	4,864
Purchase consideration payable to dissenting shareholders	6,499	[1]
Settlement of preexisting relationship	643	[2]
Total estimated consideration	12,006
KCM [Member]
Schedule of Total Consideration Transferred for Each Acquisition [Line Items]
Equity	4,068
Purchase consideration payable to dissenting shareholders	8,996	[1]
Settlement of preexisting relationship	(643)	[2]
Total estimated consideration	$ 12,421

[1]	The purchase consideration payable will be settled in Korean Won (KRW)
[2]	Represents the effective settlement of NSW’s existing accounts payable to KCM and KCM’s existing accounts receivable from NSW in connection with their concurrent acquisitions by EM LLC, which was determined based on the respective carrying values at the Closing Date.